Retirement-Related Benefits - Contributions, Defined Benefit Pension Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pension Contributions
Contributions by employer - Noncash	$ 635	$ 598
Pension Plans, Including Multi-employer Plans | Non-U.S.
Pension Contributions
Estimated cash contributions to the defined benefit plans in next fiscal year	$ 300